Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Goodwill [Line Items]
Beginning balance	$ 7,689	$ 7,711
Exchange difference	(260)	(22)
Ending balance	7,429	7,689
Accumulated impairment loss	0	0
Goodwill, net	7,429	7,689
Online Education Service
Goodwill [Line Items]
Beginning balance	5,863	5,880
Exchange difference	(201)	(17)
Ending balance	5,662	5,863
Accumulated impairment loss	0	0
Goodwill, net	5,662	5,863
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai") | Startup Training Service
Goodwill [Line Items]
Beginning balance	1,826	1,831
Exchange difference	(59)	(5)
Ending balance	1,767	1,826
Accumulated impairment loss	0	0
Goodwill, net	$ 1,767	$ 1,826